Operating Context	12 Months Ended
Dec. 31, 2025
Operating Context [Abstract]
Operating context

1. Operating context

PicS N.V (formerly known as PicPay Holdings Netherlands B.V). (“PicPay Netherlands” or “Company”, along with its subsidiaries, “PicPay Group” or “Group”), a private limited liability company under Dutch law, was converted into a public limited liability company under Dutch law with the name “PicS N.V.”. On January 30, 2026, PicS N.V. finalized its initial public offering (“IPO”) and trading of its shares began on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) under the symbol “PICS”.

On December 30, 2023, J&F International B.V. (“J&F International”), at that time the beneficial holder of 100% of the Class B common shares of PicS Ltd. (“PicS”) (representing 99.6153% of the total issued and outstanding common shares of PicS), contributed the beneficial entitlement to these common shares to PicS N.V., by way of a share premium contribution on the shares in the capital of PicS N.V.

The legal transfer of the Class B common shares of PicS to PicS N.V was effective on March 14, 2024, which was considered the date of transfer of control for consolidation purposes. As of the date hereof, PicS N.V directly holds 100% of the Class B common shares of PicS (representing 99.6153% of the total issued and outstanding common shares of PicS) and indirectly owns (through JAB Capital SP Fund, Belami Capital SP Fund and AGR Capital SP Fund, each a private investment fund, organized within a segregated portfolio company in the Cayman Islands) the beneficial entitlement to 100% of the Class A common shares of PicS (representing 0.3847% of the total issued and outstanding common shares of PicS).

The Group accounted for the restructuring (“Restructuring”) as a common control transaction, and the pre-restructuring carrying amounts of PicS were included in the PicS N.V consolidated financial statements at book value (carryover basis). Thus, these consolidated financial statements reflect:

1.	The historical operating results, cash flows and financial position of PicS and its subsidiaries prior to the Restructuring;

2.	The contribution of PicS N.V consolidated assets at book value on March 14, 2024, which comprised cash and cash equivalents in the amount of 1 EUR;

3.	The consolidated operating results, cash flows and financial position of the Group following the Restructuring;

PicPay Instituição de Pagamento S.A. (“PicPay”) is authorized by the Brazilian Central Bank (“BACEN”) to operate as a payment institution in the capacities of:

(1)	issuer of electronic currency;

(2)	issuer of postpaid payment instruments;

(3)	acquirer;

PicPay Bank – Banco Múltiplo S.A. (“PicPay Bank”) is authorized by the Brazilian Central Bank to operate as a multi-purpose bank, with authorization to perform both commercial and credit, financing and investment activities;

PicPay Invest Distribuidora de Títulos e Valores Mobiliários Ltda. (“PicPay Invest”) is authorized by the Brazilian Central Bank to operate as a securities broker. In addition, PicPay Invest is authorized by the CVM to perform custodian securities services and fiduciary administration and trustee activities; and

Crednovo Sociedade de Empréstimo Entre Pessoas S.A. (“Crednovo”) is authorized by the Brazilian Central Bank to operate as a P2P (“Peer-to-peer”) lending fintech company intermediating credit operations between lenders and borrowers.

As of December 31, 2025, the controlling shareholder of PicS N.V is J&F International, which holds 87.83% of the total issued and outstanding capital stock of PicS N.V. J&F International is a wholly owned subsidiary of J&F Participações.